1290 Diversified Bond Fund Expense Example - 1290 Diversified Bond Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 523
Expense Example, with Redemption, 3 Years	759
Expense Example, with Redemption, 5 Years	1,013
Expense Example, with Redemption, 10 Years	1,740
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,060
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	$ 1,635